Annual Total Returns[BarChart] - Global Allocation - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.77%)	10.17%	17.79%	0.10%	0.40%	4.75%	14.83%	(9.72%)	16.35%	14.42%